Schedule of Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common stock subject to possible redemption shares	277,511	2,562,567
Common stock subject to possible redemption value	$ 2,816,791	$ 27,938,713
Common stock subject to possible redemption shares	277,511	277,511	2,562,567
Common stock subject to possible redemption value	$ 2,822,505	$ 2,816,791	$ 27,938,713
Common Stock Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common stock subject to possible redemption shares	277,511	2,562,567	11,500,000
Common stock subject to possible redemption value	$ 2,816,791	$ 27,938,713	$ 117,864,419
Less:Redemptions shares (paid in April and November 2023)		(2,285,056)	(8,937,433)
Less: Redemptions value		$ (26,890,379)	$ (93,521,369)
Plus: Remeasurement of carrying amount to redemption shares
Plus: Remeasurement of carrying amount to redemption value	$ 5,714	$ 1,768,457	$ 3,595,663
Common stock subject to possible redemption shares	277,511	277,511	2,562,567
Common stock subject to possible redemption value	$ 2,822,505	$ 2,816,791	$ 27,938,713